SPINOUT OF CLINIC OPERATIONS - Unaudited interim consolidated statements of loss and comprehensive loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING EXPENSES
General and administration	$ 12,960,316	$ 10,989,450
Research and development	12,980,137	6,958,216
TOTAL OPERATING EXPENSES	25,940,453	17,947,666
OTHER INCOME (EXPENSES)
Interest income	691,789	397,516
Foreign exchange gain (loss)	747,945	(211,500)
Net loss	(48,492,996)	(54,691,130)
Exchange loss from translation of foreign subsidiaries	30,043
Comprehensive loss	(49,949,986)	(54,334,785)
Spin Out of Clinical Operations to Field Trip H & W
REVENUE
Total revenue	2,586,064	4,860,129
OPERATING EXPENSES
General and administration	8,225,805	21,287,307
Occupancy costs	1,355,022	1,667,985
Sales and marketing	956,613	3,893,426
Research and development	161,168	352,472
Depreciation and amortization	1,204,670	3,603,067
Patient services	3,774,751	9,150,236
TOTAL OPERATING EXPENSES	15,678,029	39,954,493
OTHER INCOME (EXPENSES)
Interest income	12,480	28,388
Interest expense	(585,492)	(1,096,343)
Foreign exchange gain (loss)	3,274,282	(767,161)
Net loss before tax	(10,390,695)	(36,929,480)
Exchange loss from translation of foreign subsidiaries	(1,507,515)	356,345
Comprehensive loss	$ (11,898,210)	$ (36,573,135)